Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Japan tax loss carryforwards	$ 3,611,087	¥ 565,712,853	¥ 438,955,724
Other Japan temporary differences	224,544	35,177,137	29,932,840
Foreign tax loss carryforwards	924,906	144,895,706
Foreign / other deferred tax assets	352,739	55,260,105
Gross deferred tax assets	5,113,276	801,045,801	468,888,564
Valuation allowance	(5,009,623)	(784,807,452)	(466,899,408)
Deferred tax assets, net	103,653	16,238,349	1,989,156
Parent / other deferred tax liabilities	(24,601)	(3,854,002)	(1,989,156)
Foreign / other deferred tax liabilities	(79,052)	(12,384,347)
Deferred tax liabilities	(103,653)	(16,238,349)	(1,989,156)
Net deferred tax asset (liability)		¥ 0